LONG-TERM DEBT AND NOTE PAYABLE - Schedule of Debt (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Feb. 08, 2018	Oct. 29, 2017	Jan. 16, 2015
Debt Instrument [Line Items]
Long-term debt, gross	$ 412,925
Unamortized deferred financing cost	5,699		$ 6,857
Long-term debt, net	407,226		387,290
Less: current portion of long-term debt	4,150		0
Total long-term debt, less current portion	403,076		387,290
Term loan credit agreement, due 2025 and 2022
Debt Instrument [Line Items]
Long-term debt, gross	412,925		144,147
8.25% Senior notes due January 2023
Debt Instrument [Line Items]
Long-term debt, gross	0		250,000
Long-term debt, net	0		$ 250,000
Debt instrument stated rate		8.25%	8.25%	8.25%
Asset-based lending credit facility, due 2023 and 2019
Debt Instrument [Line Items]
Long-term debt, gross	0		$ 0
Other Assets | ABL Facility | Asset-based lending credit facility, due 2023 and 2019
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 1,100		$ 700